PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Government institutions	$ 298	$ 269
Prepaid expenses	227	63
Deposit	56	53
Deferred tax	86	26
Other assets	89	58
PREPAID EXPENSES AND OTHER CURRENT ASSETS	$ 756	$ 469